UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09174

Aegis Value Fund, Inc.

(Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:   (703) 528-7788

Date of fiscal year end:    8/31

Date of reporting period:   5/31/09

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis Value Fund
Schedule of Portfolio Investments
May 31, 2009
(Unaudited)

	Shares	Market Value
Common Stock - 99.4%
Consumer Discretionary - 31.2%
Auto Components - 6.8%
Cooper Tire & Rubber Co.	185,880	$1,970,328
Dana Holding Corp.(1)	2,014,745	2,639,316
Superior Industries International, Inc.	128,791	1,555,795
		6,165,439

Distributors - 3.6%
Audiovox Corp. Class A(1)	551,470	3,209,555
Handleman Co.(1)(2)	1,381,500	48,353
		3,257,908

Hotels, Restaurants & Leisure - 2.1%
Bowl America, Inc. Class A	9,481	116,142
J. Alexander's Corp.(1)	120,010	492,041
Lodgian, Inc.(1)	158,300	300,770
Luby's, Inc.(1)	230,603	996,205
		1,905,158

Household Durables - 3.7%
Bassett Furniture Industries, Inc.(2)	1,053,931	2,234,334
Coachmen Industries, Inc.(1)(2)	814,617	773,886
M/I Homes, Inc.	28,800	332,928
		3,341,148

Leisure Equipment & Products - 0.9%
Head N.V.(1)	1,776,700	829,881

Media - 0.6%
Fisher Communications, Inc.	48,668	599,103

Multiline Retail - 6.2%
Dillard's, Inc. Class A	160,900	1,520,505
Duckwall-ALCO Stores, Inc.(1)(2)	251,065	4,142,573
		5,663,078

Specialty Retail - 1.7%
Books-A-Million, Inc.	157,613	1,108,019
Hastings Entertainment, Inc.(1)	71,556	293,380
PEP Boys - Manny, Moe & Jack	21,200	149,460
		1,550,859

Textiles, Apparel & Luxury Goods - 5.6%
Delta Apparel, Inc.(1)(2)	552,046	4,250,754
Tandy Brands Accessories, Inc.	313,276	855,244
		5,105,998

Total Consumer Discretionary		28,418,572

Consumer Staples - 5.3%
Food Products - 1.2%
Omega Protein Corp.(1)	233,585	$1,090,842

Tobacco - 4.1%
Alliance One International, Inc.(1)	778,857	3,707,359
Total Consumer Staples		4,798,201

Energy - 4.8%
Energy Equipment & Services - 1.6%
Leader Energy Services Ltd.(1)	526,300	31,218
Patterson-UTI Energy, Inc.	98,100	1,406,754
		1,437,972

Oil, Gas & Consumable Fuels - 3.2%
Brigham Exploration Co.(1)	475,500	1,607,190
Tesoro Corp.	81,087	1,373,614
		2,980,804

Total Energy		4,418,776

Financials - 28.3%
Capital Markets - 0.9%
BKF Capital Group, Inc.	331,200	331,200
FBR Capital Markets Corp.(1)	98,556	497,708
		828,908

Commercial Banks - 0.0%
Citizens Bancshares Corp.	3,024	13,003

Consumer Finance - 0.4%
Advanta Corp. Class A	188,651	116,963
Advanta Corp. Class B	305,657	213,960
		330,923

Diversified Financial Services - 7.3%
California First National Bancorp.	375,975	4,699,687
Marlin Business Services Corp.(1)	207,591	788,846
Medallion Financial Corp.	158,567	1,171,810
		6,660,343

Insurance - 8.8%
Old Republic International Corp.	94,000	961,620
PMA Capital Corp. Class A(1)	702,456	3,413,936
Specialty Underwriters' Alliance, Inc.(1)(2)	1,002,487	3,659,078
		8,034,634

Real Estate Investment Trusts - 7.5%
Brandywine Realty Trust	246,708	1,837,975
BRT Realty Trust	417,182	1,501,855
Friedman, Billings, Ramsey Group, Inc. Class A(1)	3,230,487	1,227,585
HRPT Properties Trust	473,251	2,247,942
Vestin Realty Mortgage I, Inc.	26,809	26,675
		6,842,032

Real Estate Management & Development - 0.4%
Thomas Properties Group, Inc.	235,237	350,503

Thrifts & Mortgage Finance - 3.0%
B of I Holding, Inc.(1)(2)	411,365	2,632,736
First Federal of Northern Michigan Bancorp, Inc.	35,640	62,014
		2,694,750

Total Financials		25,755,096

Industrials - 15.6%
Aerospace & Defense - 4.4%
Allied Defense Group, Inc.(1)(2)	729,697	$3,378,497
Sparton Corp.(1)	96,221	235,742
Sypris Solutions, Inc.	496,874	402,468
		4,016,707

Airlines - 0.0%
MAIR Holdings, Inc.(1)(2)(3)	1,360,922	—

Machinery - 6.1%
Hardinge, Inc.	252,921	1,176,083
Tecumseh Products Co., Class A(1)	98,426	795,282
Tecumseh Products Co., Class B(1)(2)	395,621	3,560,589
		5,531,954

Marine - 1.3%
International Shipholding Corp.	53,427	1,182,874

Professional Services - 3.0%
Spherion Corp.(1)	793,462	2,729,509

Road & Rail - 0.7%
Covenant Transportation Group, Inc. Class A(1)	223,121	689,444

Trading Companies & Distributors - 0.1%
Huttig Building Products, Inc.(1)	90,033	72,026

Total Industrials		14,222,514

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.0%
Frequency Electronics, Inc.(1)	211,190	914,453

Semiconductors & Semiconductor Equipment - 0.5%
ChipMOS TECHNOLOGIES (Bermuda) Ltd.(1)	662,600	410,812

Total Information Technology		1,325,265

Materials - 12.7%
Chemicals - 3.7%
American Pacific Corp.(1)(2)	534,150	3,354,462

Containers & Packaging - 0.3%
Mod-Pac Corp.(1)(2)	159,725	313,061

Metals & Mining - 8.3%
Amerigo Resources Ltd.	1,682,600	593,360
Horsehead Holding Corp.(1)	947,771	6,804,996
Mercator Minerals Ltd.(1)	9,500	14,097
Olympic Steel, Inc.	5,000	92,300
Yamana Gold, Inc.	3,289	38,711
		7,543,464

Paper & Forest Products - 0.4%
Canfor Corp.(1)	70,100	360,212

Total Materials		11,571,199

Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Integrated Telecom Express, Inc.(1)(3)	308,300	$3,083

Total Common Stock (Cost $171,435,432)		90,512,706

Investment Companies - 0.2%
Canfor Pulp Income Fund	77,349	146,114

Total Investment Companies (Cost $311,382)		146,114

Short-Term Investments - 0.8%
UMB Bank Money Market Fiduciary, 0.049%(4)	$722,823	722,823

Total Short-Term Investments (Cost $722,823)		722,823

Total Investments - 100.4% (Cost $172,469,637)(5)		91,381,643

Liabilities less other assets - (0.4)%		(372,965)

Net Assets -100.0%		$91,008,678

________________________
(1) Non-income producing securities.
(2) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities.  See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.
(3) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.
(4) Variable rate security; the coupon rate represents the rate at May 31, 2009.
(5) At May 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of Investments		$172,932,193
Gross unrealized appreciation		$9,843,388
Gross unrealized depreciation		<91,393,938	>
Net unrealized depreciation on investment	$	<81,550,550	>

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.

Transactions during the period with companies which are or were affiliates are as follows:

	Value			Dividends	Value
	Beginning		Sales	Credited to	End of
	of Period	Purchases	Proceeds	Income	Period
Allied Defense Group, Inc.	$5,735,122	$-	$442,968	$-	$3,378,497
American Pacific Corp.	9,624,086	-	176,286	-	3,354,462
B of I Holding, Inc.	1,938,251	465,928	-	-	2,632,736
Bassett Furniture Industries, Inc.	9,702,449	120,894	35,979	94,382	2,234,334

Coachmen Industries, Inc.	1,097,758	317,661	-	-	773,886
Delta Apparel, Inc.	2,994,380	363,119	-	-	4,250,754
Duckwall-ALCO Stores, Inc.	2,359,428	696,821	-	-	4,142,573
Handleman Co.	2,666,295	-	-	-	48,353
Horsehead Holding Corp.*	9,720,954	4,217,359	4,195,663	-	6,804,996
MAIR Holdings, Inc.	1,592,279	-	-	-	-
Mod-Pac Corp.	658,067	-	-	-	313,061
Specialty Underwriters' Alliance, Inc.	4,795,676	221,434	5,407	-	3,659,078
Tecumseh Products Co., Class B **	10,013,167	-	-	-	3,560,589
Total	$62,897,912	$6,403,216	$4,856,303	$94,382	$35,153,319

* No longer affiliated as of May 31, 2009.
** Class A shares of Tecumseh Products Co. did not reflect affiliated status as of August 31, 2008 or May 31, 2009.
Holdings in Class B shares represent more than 5% of the outstanding shares of that class, and more than 5% of the voting control of the company, therefore Tecumseh Products Co. remains an affiliated company of Aegis Value Fund.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 5/31/2009:

Valuation Inputs	Investment in Securities
Level 1 - Quoted Prices	$ 90,655,737
Level 2 – Other Significant Observable Inputs	$ 722,823
Level 3 – Significant Unobservable Inputs	$ 3,083
Total	$ 91,381,643

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities
Beginning balance 9/1/08	$ 1,595,362
Realized gain/loss	-
Changes in unrealized appreciation (depreciation)*	$ (1,592,279)
Net purchases (sales)	-
Transfers in/out of Level 3	-
Ending balance 5/31/09	$ 3,083

* Fair valuation of MAIR Holdings, Inc., at May 31, 2009 reflects a decrease in market value due to liquidation proceeds which were recognized as return-of-capital, decreasing the position’s cost basis.  The simultaneous decrease in fair value and reduction in cost basis as a result of recognizing these liquidation proceeds had no effect on the net assets of the Fund.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  July 29, 2009

By (Signature and Title) /s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:  July 29, 2009